Significant Accounting Policies (Polices)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Use of Estimates

a.	Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates using assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of sales and expenses during the reporting periods. Actual results could differ from those estimates.

As applicable to these consolidated financial statements, the most significant estimates and assumptions relate to inventory valuations, share based compensation and legal contingencies.

Functional Currency

b.	Functional currency

The currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted is the U.S. dollar (“$” or “dollar”). Accordingly, the functional currency of the Company and its subsidiaries is the U.S. dollar.

The dollar figures are determined as follows: transactions and balances originally denominated in dollars are presented in their original amounts. Balances in foreign currencies are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. The resulting translation gains or losses are recorded as financial income or expense, as appropriate. For transactions reflected in the statements of operations in foreign currencies, the exchange rates at transaction dates are used. Depreciation and changes in inventories and other changes deriving from non-monetary items are based on historical exchange rates.

Principles of Consolidation

c.	Principles of consolidation

The consolidated financial statements include the accounts of the Company and of its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and Cash Equivalents

d.	Cash and cash equivalents

The Company considers all highly liquid investments, which include short-term bank deposits (up to three months from date of deposit), that are not restricted as to withdrawal or use, to be cash equivalents.

Concentration of Credit Risk and Allowance for Doubtful Accounts

e.	Concentration of credit risk and allowance for doubtful accounts

Financial instruments that may potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents, which are deposited in major financially sound institutions in the U.S, Israel and Germany, and trade accounts receivable. The Company’s trade accounts receivable are derived from revenues earned from customers from various countries. The Company performs ongoing credit evaluations of its customers’ financial condition and, requires no collateral from its customers. The Company also has a credit insurance policy for some of its customers. The Company maintains an allowance for doubtful accounts receivable based upon the expected ability to collect the accounts receivable. The Company reviews its allowance for doubtful accounts quarterly by assessing individual accounts receivable and all other balances based on historical collection experience and an economic risk assessment. If the Company determines that a specific customer is unable to meet its financial obligations to the Company, the Company provides an allowance for credit losses to reduce the receivable to the amount management reasonably believes will be collected, which is netted against “Accounts receivable- Trade”.

Inventory

f.	Inventory

Inventories are stated at the lower of cost (cost is determined on a “first-in, first-out” basis) or market value. The Company’s inventories generally have a limited shelf life and are subject to impairment as they approach their expiration dates. The Company regularly evaluates the carrying value of its inventories and when, based on such evaluation, factors indicate that impairment has occurred, the Company impairs the inventories’ carrying value.

Property, Plant and Equipment

g.	Property, plant and equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets: over three years for computers and other electronic equipment, and seven to fifteen years for office furniture and equipment and machinery and equipment (mainly seven years). Leasehold improvements are amortized on a straight-line basis over the term of the lease, which is shorter than the estimated life of the improvements.

Impairment in Value of Long-lived Assets

h.	Impairment in value of long-lived assets

The Company tests long-lived intangible and tangible assets for impairment whenever events or circumstances present an indication of impairment. If the sum of expected future cash flows (undiscounted and without interest charges) of the long-lived assets is less than the carrying amount of such assets, an impairment would be recognized and the assets would be written down to their estimated fair values, based on expected future discounted cash flows.

Revenue Recognition

i.	Revenue recognition

Revenue is recognized when delivery has occurred, evidence of an arrangement exists, title and risks and rewards for the products are transferred to the customer and collection is reasonably assured.

The Company recognizes revenue net of value added tax (VAT).

Research and Development Costs
j.	Research and development costs

Research and development costs are charged to the statement of operations as incurred.

Share-based Compensation

k.	Share-based compensation

Employee option awards are classified as equity awards and accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model and expensed over the requisite service period, net of estimated forfeitures. Until December 31, 2015, the Company estimated forfeitures based on historical experience and anticipated future conditions. Beginning on January 1, 2016, the Company adopted Accounting Standards Update (“ASU”) 2016-09 and and elected to account for forfeitures as they occur. See Note 2s4.

The Company elected to recognize compensation expenses for awards with only service conditions that have graded vesting schedules using the accelerated multiple option approach.

In addition, certain share-based awards of the Company are market and performance based and dependent upon achieving certain goals. With respect to performance based awards, the Company estimates the expected pre-vesting award probability that the performance conditions will be achieved. The Company only recognizes expense for those shares that are expected to vest.

Uncertain Tax Positions

l.	Uncertain tax positions

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. If under the first step a tax provision is assessed to be more likely than not of being sustained on audit, the second step is performed, under which the tax benefit is measured as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date. The Company’s policy is to include interest related to unrecognized tax benefits within “Financial expenses -net”.

Deferred Income Taxes

m.	Deferred income taxes

Deferred taxes are determined utilizing the “asset and liability” method based on the estimated future tax effects of differences between the financial accounting and tax bases of assets and liabilities under the applicable tax laws, and on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. The Company assesses realization of deferred income tax assets and, based on all available evidence, concludes whether it is more likely than not that the net deferred income tax assets will be realized. A valuation allowance is provided for the amount of deferred income tax assets not considered to be realizable.

The Company may incur an additional tax liability in the event of intercompany dividend distributions by its subsidiaries. Such additional tax liability in respect of these foreign subsidiaries has not been provided for in these financial statements as it is the Company’s policy to permanently reinvest the subsidiaries’ earnings and to consider distributing dividends only in connection with a specific tax opportunity that may arise.

Taxes that would apply in the event of disposal of investments in a foreign subsidiary have not been taken into account in computing the deferred taxes, as it is the Company’s intention to hold, and not to realize, these investments.

Advertising

n.	Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred. Advertising expenses were approximately $0.1 million and $0.2 million for the years ended December 31, 2016 and 2015, respectively.

Net Loss Per Share

o.	Net loss per share

Basic and diluted net loss per share is computed by dividing the net loss for the period attributable to common stock by the weighted average number of shares of common stock outstanding during the period. For the year ended December 31, 2016 the basic and diluted net loss per also included 602,614 weighted average shares of common stock issuable to holders of Series B Convertible Preferred Stock (since the conversion is based only on the passage of time – see Note 10a).

The calculation of diluted net loss per share excludes potential share issuances of common stock upon the exercise of share options, warrants, restricted stocks and placement agent unit as the effect is anti-dilutive.

The total number of shares of common stock related to outstanding options, warrants, restricted stocks and placement agent unit excluded from the calculations of diluted loss per share were 2,668,117 and 200,194 for the years ended December 31, 2016 and 2015, respectively.

Segment Reporting
p.	Segment reporting

The Company has one operating and reportable segment.

Fair Value Measurement

q.	Fair value measurement

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Recently Adopted and Issued Accounting Pronouncements

s.	Recently adopted and issued accounting pronouncements

1)	In April, 2015, the Financial Accounting Standards Board (“FASB”) ASU No. 2015-03, “Simplifying the Presentation of Debt Issuance Costs.” The new guidance requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The new guidance does not affect the recognition and measurement of debt issuance costs. The new guidance became effective during the first quarter of 2016 and was applied on a retrospective basis.

As of December 31, 2016 and December 31, 2015, $35,000 and $85,000, respectively were deducted from the carrying value of the “Current maturity of loan” in the consolidated balance sheets.

2)	In May 2014, the FASB issued Accounting Standards Codification (“ASC”) 606, Revenue from contracts with customers. The objective of the new revenue standard is to provide a single, comprehensive revenue recognition model for all contracts with customers to improve comparability within industries, across industries, and across capital markets. The revenue standard contains principles that an entity will apply to determine the measurement of revenue and timing of when it is recognized. The underlying principle is that an entity will recognize revenue to depict the transfer of goods or services to customers at an amount that the entity expects to be entitled to in exchange for those goods or services, based on a five step model that includes the identification of the contract with the customer and the performance obligations in the contract, determination of the transaction price, allocation of the transaction price to the performance obligations in the contract and recognizing revenue when (or as) the entity satisfies a performance obligation. The revenue standard is effective for annual periods beginning on or after December 15, 2017. The Company expected that the adoption of this standard will not have a material impact on its consolidated financial statements.

3)	On July 22, 2015, the FASB issued ASU No. 2015-11, “Simplifying the Measurement of Inventory,” which requires that inventory within the scope of the guidance be measured at the lower of cost and net realizable value. Inventory measured using last-in, first-out and the retail inventory method are not impacted by the new guidance. The new guidance will be effective for public business entities in fiscal years beginning after December 15, 2016, including interim periods within those years. Prospective application is required. Early adoption is permitted as of the beginning of an interim or annual reporting period. The adoption of this standard is not expected to have a material impact on its consolidated financial statements.

4)	In March 2016, the FASB issued ASU 2016-09 – Improvements to Employee Share Based Payment Accounting which simplifies certain aspects of the accounting for share-based payments, including accounting for income taxes, classification of awards as either equity or liabilities, classification on the statement of cash flows as well as allowing an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures as they occur. This ASU is effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. Early adoption is permitted in any annual or interim period for which financial statements have not yet been issued, and all amendments in the ASU that apply must be adopted in the same period. The Company adopted the update during the quarter ended December 31, 2016, and has retroactively applied the guidance effective as of January 1, 2016. The Company elected to account for forfeitures as they occur rather than estimate expected forfeitures which resulted in a cumulative-effect adjustment to retained earnings as of the beginning of the current period of $457,000. Certain amounts or ratios for 2016 interim periods have been restated to reflect the adoption of this new guidance. Adoption of this update does not affect the Company’s total equity or book value per share.

5)	In November 2016, the FASB issued ASU 2016-18, “Statement of Cash Flows (Topic 230) Restricted Cash”. The new guidance requires that the reconciliation of the beginning-of-period and end-of-period amounts shown in the statement of cash flows include restricted cash and restricted cash equivalents. If restricted cash is presented separately from cash and cash equivalents on the balance sheet, companies will be required to reconcile the amounts presented on the statement of cash flows to the amounts on the balance sheet. Companies will also need to disclose information about the nature of the restrictions. The guidance is effective for annual an interim reporting periods beginning after December 15, 2017, and early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

6)	In August 2016, the FASB issued ASU No. 2016-15 “Statement of Cash Flows Topic 230: Classification of Certain Cash Receipts and Cash Payments.” ASU No. 2016-15 issued guidance to clarify how certain cash receipts and cash payments should be presented in the statement of cash flows. ASU 2016-15 is effective for annual and interim reporting periods beginning on or after December 15, 2017 and early adoption is permitted. The adoption of this standard is not expected to have a material impact on the Company’s consolidated financial statements.

7)	In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The new standard is effective for annual periods and interim periods beginning after December 15, 2017, and upon adoption, an entity should apply the amendments by means of a cumulative-effect adjustment to the balance sheet at the beginning of the first reporting period in which the guidance is effective. Early adoption is not permitted except for the provision to record fair value changes for financial liabilities under the fair value option resulting from instrument-specific credit risk in other comprehensive income. The Company is currently evaluating the impact of adopting this guidance.

8)	In February 2016, the FASB issued ASU 2016-02, Leases, which requires to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The accounting standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company expected that the adoption of this standard will not have a material impact on its consolidated financial statements.